                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7528
                 ----------------------------------------------

                       Insured Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David M. Goldenberg
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                              1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: March 31

Date of reporting period:  March 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.



[UBS GLOBAL ASSET MANAGEMENT LOGO]




Insured Municipal Income Fund Inc.

Annual Report

March 31, 2004

Insured Municipal Income Fund Inc.


May 14, 2004
                                                 INSURED MUNICIPAL INCOME
                                                 FUND INC.
Dear Shareholder,
                                                 Investment Goal:
We present you with the annual report for        High level of current income
Insured Municipal Income Fund Inc. (the          exempt from federal
"Fund") for the fiscal year ended March 31,      income tax, consistent with
2004.                                            preservation of capital.

Performance
                                                 PORTFOLIO MANAGER:
For the fiscal year ended March 31, 2004,        William Veronda, UBS Global
Insured Municipal Income Fund's net              Asset Management (US) Inc.
asset value return was 4.68%. On a market
price basis, the Fund's return was 11.75%.       COMMENCEMENT:
During the same time period, the Fund's peer     June 8, 1993
group, as measured by the Lipper Insured
Municipal Debt Funds (Leveraged) median,         NYSE SYMBOL:
generated net asset value and market             PIF
price returns of 7.41% and 10.17%,
respectively. (For more performance              DIVIDEND PAYMENT:
information, please refer to "Performance At     Monthly
A Glance" on page 6).

The Fund used leverage during the fiscal period, which was 39.76% of total assets as of March 31, 2004. Leverage can magnify returns on the upside and on the downside, and can create wider dispersions of returns within the Fund's peer group.



An Interview with Portfolio Manager William Veronda

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A. During the reporting period, the US economy continued to gain momentum, fueled by the ongoing effects of significantly higher military spending, an increase in exports, and robust consumer and business spending. Gross domestic product (GDP) figures confirmed the economy's growth: in the second quarter of 2003, GDP came in at 3.3%, up from 1.4% for the prior quarter. A third quarter 2003 GDP of 8.2% followed; this number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. Although estimated fourth quarter GDP came in at a lower-than-expected 4.1%, it was, nonetheless, viewed as a solid gain.


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                                                                             1

Insured Municipal Income Fund Inc.

   While first quarter 2004 GDP figures have not yet been released, the economy appears to be moving forward at a strong pace. With the exception of the job market, which has been slow to recover, most areas of the economy are expanding, while overall inflation remains benign.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT TO THE ECONOMIC ENVIRONMENT?

A. The Fed held rates steady throughout the period, as it has since it lowered short-term interest rates to 1.00% on June 25, 2003. However, at its May 4, 2004 meeting (held after period end), there was a clear shift in the Fed's stance, when, in its official statement, it noted, "accommodation can be removed at a pace that is likely to be measured." Many view this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID THE BOND MARKET PERFORM DURING THE FISCAL YEAR?

A. Given the strengthening economy, the overall bond market was surprisingly resilient during the reporting period. However, there were periods of unnerving volatility. Early in the period, yields fell and prices rose as investors were drawn to the relative safety offered by fixed income securities in response to economic uncertainty and geopolitical concerns. Then, beginning in June 2003, bond prices began to fall when a less-than-hoped-for cut in the fed funds rate, diminishing concerns regarding the potential for deflation, and fears that an improving economy would lead to a less accommodative fiscal policy, triggered a selloff. The market declined through July, before stabilizing and then recouping most of its losses in August and September.

   As 2004 began, a widely accepted expectation that the economy would continue to expand created a less than promising outlook for fixed income. However, despite the strong evidence that the economy was expanding, continued weakness in the labor market created a somewhat muddled picture. In February 2004, news that only 21,000 new jobs were created-significantly less than forecasted-gave rise to concerns that consumer confidence could weaken, and thus temper economic growth. Bonds rallied on the news. Additionally, periodic "flights to quality" given geopolitical events, including a terrorist attack in Spain and turmoil in the Middle East, bolstered the bond market. The municipal market participated in the broad fixed income rally, and was aided further by a strong demand for municipals.


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2

Insured Municipal Income Fund Inc.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?

A. The Fund's duration was held generally in line with that of its benchmark, the Lehman Municipal Bond Index (the "Index"), during much of the period. However, in early 2004, we adjusted the Fund's duration, moving it slightly lower than the benchmark. We felt this cautious approach was warranted, given our belief that rates would rise. This detracted from relative results when yields fell and prices rose during the first quarter of 2004.

   With regard to sector positioning, we continued to emphasize essential service revenue bonds, including revenue-producing utilities such as water, sewers and select electric power facilities. We also held select airport revenue bonds; even though the airline industry itself is weak, the strengthening economy has increased the need for airfreight and transportation. Alternately, we underweighted the hospital sector, as we believe that declining government reimbursements will likely continue and lead to credit deterioration.

   As we mentioned in our last report to shareholders, we had increased the Fund's exposure to investment grade securities whose ratings are among the very highest-that is, those that have achieved AAA status on their own merits, without the benefit of insurance. This strategy proved beneficial, as it helped us increase the Fund's level of diversification, while giving us the opportunity to invest in a number of compelling opportunities.

Q. CAN YOU PROVIDE EXAMPLES OF HOLDINGS THAT WERE ADDED TO THE PORTFOLIO DURING THE PERIOD?

A. Late in the fiscal year, we began adding some California revenue credits that are not directly associated with the economic troubles in the state. Examples of specific holdings included Los Angeles Water & Power and Los Angeles County Sanitation District. We are also closely monitoring California's fiscal condition, and are encouraged by the progress that has been made on several fronts. If this trend continues, we expect to selectively increase the Fund's exposure to the state's municipal securities.

Q. WERE THERE ANY FACTORS THAT DETRACTED FROM RESULTS DURING THE PERIOD?

A. As mentioned previously, during the fiscal year, the Fund's duration was shorter than that of its benchmark, because we did not believe it was prudent to extend duration given the economic expansion and the potential for rising interest rates and falling bond prices. However, this hurt relative results as yields declined and bond prices rose over the fiscal year.


--------------------------------------------------------------------------------
                                                                             3

Insured Municipal Income Fund Inc.

   Additionally, a number of bonds in the Fund's portfolio were "called" or prematurely retired by issuers looking to take advantage of the low interest rate environment-one example was Matagorda County Navigation District No. 1 Revenue-Houston Light & Power, which was scheduled to mature in March 2027 and offered a yield of 6.70%. Given today's lower rates, it was not possible to replace these holdings with securities that offered comparable yields.

Q: WERE THERE ANY OTHER FACTORS THAT AFFECTED THE FUND'S PERFORMANCE DURING THE
   PERIOD?

A: In December 2003, the Fund generated a significant amount of new investor assets that were then redeployed using the same positioning strategies previously mentioned. Toward the end of 2003, we increased the Fund's leverage from approximately 33% to 40%. While this could result in an increase in the Fund's short-term volatility, we believe that over the longer-term this strategy is consistent with our goal of preservation of capital. It will also help us to moderately extend the Fund's duration. In addition, we believe this increased leveraging will allow the Fund to generate incremental dividend income.

Q. HOW DO YOU ANTICIPATE POSITIONING THE FUND'S PORTFOLIO GOING FORWARD?

A. Looking ahead, it is our belief that the US economy will continue to expand. Given that interest rates are so low, we believe it is inevitable that they will rise (and the Fed has indicated as much). Based on this outlook, we expect to keep the Fund's duration neutral or slightly lower than that of the Index. In terms of the Fund's portfolio, we are comfortable with its current positioning. Should the economy continue to expand, it will likely serve to improve the fiscal situations in a number of states. If this occurs, we will look to identify select general obligation bonds that we believe offer compelling opportunities.


--------------------------------------------------------------------------------
4

Insured Municipal Income Fund Inc.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds*, please contact your financial advisor or visit us at www.ubs.com/globalam-us.

[GRAPHIC OMITTED]



Sincerely,


/s/ Joseph A. Varnas                     /s/ William Veronda

Joseph A. Varnas                         William Veronda
President                                Portfolio Manager
Insured Municipal Income Fund Inc.       Insured Municipal Income Fund Inc.
Managing Director                        Executive Director
UBS Global Asset Management (US) Inc.    UBS Global Asset Management (US) Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.





















* Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding investment objective, risks, charges and expenses, and should be read carefully before investing.


--------------------------------------------------------------------------------
                                                                             5

Insured Municipal Income Fund Inc.

PERFORMANCE AT A GLANCE

Average Annual Returns, Periods Ended 3/31/04



NET ASSET VALUE RETURNS              6 MONTHS       1 YEAR     5 YEARS     10 YEARS
-----------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.     2.56%         4.68%      5.36%        7.04%
-----------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                   4.14%         7.41%      6.44%        7.30%
-----------------------------------------------------------------------------------
MARKET PRICE RETURNS
-----------------------------------------------------------------------------------
Insured Municipal Income Fund Inc.     8.10%        11.75%      6.78%        7.56%
-----------------------------------------------------------------------------------
Lipper Insured Municipal Debt Funds
  (Leveraged) Median                   8.52%        10.17%      6.62%        8.16%
-----------------------------------------------------------------------------------

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods of less than one year are cumulative.


Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.



SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/04
-----------------------------------------------------------------------
Market Price                                                    $ 14.48
-----------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)   $ 15.39
-----------------------------------------------------------------------
12-Month Net Investment Income Dividend (ended 3/31/04)         $  0.84
-----------------------------------------------------------------------
March 2004 Dividend                                             $  0.07
-----------------------------------------------------------------------
Market Yield*                                                     5.80%
-----------------------------------------------------------------------
NAV Yield*                                                        5.46%
-----------------------------------------------------------------------
IPO Yield*                                                        5.60%
-----------------------------------------------------------------------

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the March dividend by 12 and dividing by the initial public offering price of $15 per share. Prices and yields will vary.


--------------------------------------------------------------------------------
6

Insured Municipal Income Fund Inc.

PORTFOLIO STATISTICS


CHARACTERISTICS                   3/31/04                             9/30/03                            3/31/03
---------------------------------------------------------------------------------------------------------------
Net Assets Applicable to
  Common Shareholders (mm)        $ 317.6                             $ 323.1                            $ 325.1
---------------------------------------------------------------------------------------------------------------
Weighted Average Maturity*       10.7 yrs                            13.5 yrs                           14.1 yrs
---------------------------------------------------------------------------------------------------------------
Weighted Average Duration*        4.8 yrs                             5.2 yrs                            4.4 yrs
---------------------------------------------------------------------------------------------------------------
Weighted Average Coupon*             4.3%                                4.9%                               5.4%
---------------------------------------------------------------------------------------------------------------
Leverage**                          39.8%                               31.7%                              31.1%
---------------------------------------------------------------------------------------------------------------
Callable/Maturing Within Five
  Years*                            14.4%                               14.7%                               6.6%
---------------------------------------------------------------------------------------------------------------
Callable/Maturing Beyond Five
  Years*                            85.6%                               85.3%                              83.4%
---------------------------------------------------------------------------------------------------------------

CREDIT QUALITY***                 3/31/04                             9/30/03                            3/31/03
---------------------------------------------------------------------------------------------------------------
AAA/Aaa                            143.8%                              128.8%                             142.6%
---------------------------------------------------------------------------------------------------------------
A1/P1                               17.9                                14.6                                3.7
---------------------------------------------------------------------------------------------------------------
SP-1/MIG-1                           2.7                                 1.3                                  -
---------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other
  Assets                               -                                   -                               (0.2)
---------------------------------------------------------------------------------------------------------------
Other Assets in Excess of
  Liabilities                        1.7                                 1.7                                  -
---------------------------------------------------------------------------------------------------------------
Liquidation Value of Auction
  Preferred Shares                 (66.1)                              (46.4)                             (46.1)
---------------------------------------------------------------------------------------------------------------
TOTAL                              100.0%                              100.0%                             100.0%
---------------------------------------------------------------------------------------------------------------

TOP TEN STATES***                 3/31/04                             9/30/03                            3/31/03
---------------------------------------------------------------------------------------------------------------
California                          26.3%       Texas                   27.6%       Texas                  28.3%
---------------------------------------------------------------------------------------------------------------
New York                            23.5        California              21.0        Illinois               17.9
---------------------------------------------------------------------------------------------------------------
Texas                               22.0        Illinois                19.1        Pennsylvania           13.4
---------------------------------------------------------------------------------------------------------------
Illinois                            14.3        New York                13.0        Rhode Island           10.5
---------------------------------------------------------------------------------------------------------------
Washington                          11.6        Massachusetts            7.0        California              8.6
---------------------------------------------------------------------------------------------------------------
Massachusetts                        7.0        Rhode Island             6.2        Indiana                 7.4
---------------------------------------------------------------------------------------------------------------
North Carolina                       6.9        Washington               6.1        North Carolina          7.0
---------------------------------------------------------------------------------------------------------------
Rhode Island                         6.3        Nevada                   5.6        Alabama                 4.8
---------------------------------------------------------------------------------------------------------------
Florida                              4.2        North Carolina           5.5        Michigan                3.9
---------------------------------------------------------------------------------------------------------------
Michigan                             3.8        Pennsylvania             4.4        Massachusetts           3.9
---------------------------------------------------------------------------------------------------------------
TOTAL                              125.9%                              115.5%                             105.7%
---------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS***               3/31/04                             9/30/03                            3/31/03
---------------------------------------------------------------------------------------------------------------
Power                               37.4%       Power                   33.6%       Power                  32.5%
---------------------------------------------------------------------------------------------------------------
Water                               26.8        Water                   30.8        Pre-refunded           20.1
---------------------------------------------------------------------------------------------------------------
Escrow-to-maturity                  20.1        Escrow-to-maturity      16.1        Escrow-to-maturity     16.8
---------------------------------------------------------------------------------------------------------------
Hospital                            11.8        Hospital                10.1        Water                  14.6
---------------------------------------------------------------------------------------------------------------
Pre-refunded                        15.8        Airport                  8.4        Hospital                9.8
---------------------------------------------------------------------------------------------------------------
TOTAL                              111.9%                               99.0%                              93.8%
---------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**   As a percentage of total assets as of the dates indicated.

*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's Rating Group and Moody's Investor Services, Inc. Both are independent rating agencies.


--------------------------------------------------------------------------------
                                                                             7

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - 143.79%
---------------------------------------------------------------------------------------------------------------
ALABAMA - 3.07%
---------------------------------------------------------------------------------------------------------------
$  1,590    Alabama Water Pollution Control
              Authority Revolving Fund
              Loan-Series A (AMBAC Insured)           Aaa           AAA       08/15/17   6.750%      $1,703,796
---------------------------------------------------------------------------------------------------------------
    5,000   Jefferson County Sewer
              Revenue-Capital
              Improvements-Series A
              (Pre-refunded with U.S.
              Government Securities to
              02/01/2011 @ 101)
              (FGIC Insured)                          Aaa           AAA       02/01/40   5.500        5,814,750
---------------------------------------------------------------------------------------------------------------
    2,000   Jefferson County Sewer
              Revenue-Series D (Pre-refunded
              with U.S. Government Securities to
              02/01/2007 @ 101) (FGIC Insured)        Aaa           AAA       02/01/27   5.750        2,237,580
---------------------------------------------------------------------------------------------------------------
                                                                                                      9,756,126
---------------------------------------------------------------------------------------------------------------
CALIFORNIA - 26.27%
   10,000   California State Department of
              Water Resources Power Supply
              Revenue-Series A (AMBAC
              Insured)                                Aaa           AAA       05/01/16   5.500       11,292,600
---------------------------------------------------------------------------------------------------------------
    3,060   California State Department of
              Water Resources Power Supply
              Revenue-Series A (MBIA Insured)         Aaa           AAA       05/01/12   5.250        3,480,261
---------------------------------------------------------------------------------------------------------------
    4,000   California State Department of
              Water Resources Revenue-
              Series W (FSA Insured)                  Aaa           AAA       12/01/14   5.500        4,695,160
---------------------------------------------------------------------------------------------------------------
       30   California State General Obligation
              (FGIC Insured)                          Aaa           AAA       11/01/12   7.000           31,520
---------------------------------------------------------------------------------------------------------------
    3,125   Contra Costa Water District Water
              Revenue-Series L (FSA Insured)          Aaa           AAA       10/01/19   5.000        3,350,625
---------------------------------------------------------------------------------------------------------------
    5,000   Contra Costa Water District Water
              Revenue-Refunding-Series M
              (FSA Insured)                           Aaa           AAA       10/01/18   5.000        5,433,150
---------------------------------------------------------------------------------------------------------------
    2,000   Long Beach Finance Authority Lease
              Revenue-Aquarium of the South
              Pacific (AMBAC Insured)                 Aaa           AAA       11/01/15   5.500        2,252,980
---------------------------------------------------------------------------------------------------------------
    6,340   Los Angeles County Metropolitan
              Transportation Authority Sales Tax
              Revenue-Refunding-Proposition
              C (MBIA Insured)                        Aaa           AAA       07/01/12   5.250        7,253,277
---------------------------------------------------------------------------------------------------------------
    8,475   Los Angeles County Sanitation
              Districts Financing Authority
              Revenue-Capital Project-Series
              A (FSA Insured)                         Aaa           AAA       10/01/20   5.000        9,090,878
---------------------------------------------------------------------------------------------------------------
    5,000   Los Angeles General Obligation-
              Series A (MBIA Insured)                 Aaa           AAA       09/01/21   5.000        5,306,450
---------------------------------------------------------------------------------------------------------------
    3,000   Los Angeles University School
              District-Series A (FSA Insured)         Aaa           AAA       07/01/20   5.250        3,289,800
---------------------------------------------------------------------------------------------------------------
    3,000   Los Angeles Water & Power
              Revenue-Power Systems-Series
              A-SubSeries A-2 (MBIA Insured)          Aaa           AAA       07/01/16   5.000        3,288,210
---------------------------------------------------------------------------------------------------------------
    7,000   Los Angeles Water & Power
              Revenue-Power Systems-Series
              A-A-1 (FSA Insured)                     Aaa           AAA       07/01/21   5.250        7,502,600
---------------------------------------------------------------------------------------------------------------

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8

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
CALIFORNIA - (CONCLUDED)
$   1,000   Marin Municipal Water District
              Water Revenue (AMBAC Insured)           Aaa         AAA       07/01/18      5.000%     $1,076,900
    7,000   Sacramento Municipal Utility
              Revenue-Mud-Series R
              (MBIA Insured)                          Aaa         AAA       08/15/19      5.000       7,548,030
    4,000   San Francisco City & County Airport
              Commission International
              Airport- Second Series 27B                          AAA       05/01/15      5.250       4,393,560
              (FGIC Insured)                          Aaa
    5,580   Southern California Public Power
              Authority Transmission Project
              Revenue-Refunding                                   AAA       07/01/12     7.300  #     4,135,338
              (FGIC Insured)                          Aaa
---------------------------------------------------------------------------------------------------------------
                                                                                                     83,421,339
---------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA - 2.30%
    2,650   District of Columbia General
              Obligation-Series B
              (AMBAC Insured)                         Aaa         AAA       06/01/16      5.000       2,872,706
---------------------------------------------------------------------------------------------------------------
    4,000   District of Columbia Hospital
              Revenue-Medlantic
              Healthcare-Series A (Escrowed to
              Maturity) (MBIA Insured)                Aaa         AAA       08/15/14      5.750       4,424,040
---------------------------------------------------------------------------------------------------------------
                                                                                                      7,296,746
---------------------------------------------------------------------------------------------------------------
FLORIDA - 4.19%
    9,215   Florida State Department of
              Environmental Protection
              Preservation Revenue-Florida
              Forever-Series B (MBIA Insured)         Aaa         AAA       07/01/08      5.000      10,267,998
---------------------------------------------------------------------------------------------------------------
    2,500   Miami-Dade County Expressway
              Authority Toll System Revenue
              (Pre-refunded with U.S.
              Government Securities to
              07/01/2010 @ 101) (FGIC Insured)        Aaa         AAA       07/01/29      6.375       3,031,675
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,299,673
---------------------------------------------------------------------------------------------------------------
GEORGIA - 1.04%
    1,015   Columbus Building Authority Lease
              Revenue-Series A (FGIC Insured)         Aaa         AAA       01/01/16      5.250       1,140,657
---------------------------------------------------------------------------------------------------------------
    2,000   Georgia Municipal Electric Authority
              Power Revenue-Series A
              (FSA Insured)                           Aaa         AAA       01/01/18      5.000       2,146,320
---------------------------------------------------------------------------------------------------------------
                                                                                                      3,286,977
---------------------------------------------------------------------------------------------------------------
HAWAII - 1.80%
    5,000   Hawaii State General Obligation-
              Series CZ (Pre-refunded with U.S.
              Government Securities to
              07/01/2012 @ 100) (FSA Insured)         Aaa         AAA       07/01/20      5.250       5,724,150
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
ILLINOIS - 12.48%
    8,400    Chicago O'Hare International Airport
               Revenue-Second Lien-
               Series A (MBIA Insured)                 Aaa        AAA       01/01/15      6.375       8,868,804
---------------------------------------------------------------------------------------------------------------
    7,325    Chicago Project & Refunding-
               Series A (AMBAC Insured)                Aaa        AAA       01/01/42      5.000       7,518,673
---------------------------------------------------------------------------------------------------------------
    1,000    Chicago Project & Refunding-
               Series A (MBIA Insured)                 Aaa        AAA       01/01/14      5.500       1,136,500
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             9

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
ILLINOIS - (CONCLUDED)
$   4,000   Illinois Development Finance
              Authority Pollution Control
              Revenue-Commonwealth Edison
              Co. Project-Series D
              (AMBAC Insured)                        Aaa           AAA       03/01/15   6.750%     $4,270,160
---------------------------------------------------------------------------------------------------------------
    4,500   Illinois Health Facilities Authority
              Revenue-Franciscan Sisters
              Health Care-Series C (Escrowed
              to Maturity) (MBIA Insured)            Aaa           AAA       09/01/18   5.750       5,314,320
---------------------------------------------------------------------------------------------------------------
    2,000   Illinois Sales Tax Revenue-Series 2
              (FGIC Insured)                         Aaa           AAA       06/15/16   5.500       2,316,740
---------------------------------------------------------------------------------------------------------------
    3,000   Kane McHenry Cook & De Kalb
              Counties-United School District
              No. 300 (MBIA Insured)                 Aaa           AAA       12/01/15   5.500       3,378,750
---------------------------------------------------------------------------------------------------------------
    5,000   Metropolitan Pier & Exposition
              Authority-Illinois Dedicated State
              Tax Capital Appreciation-Series        Aaa           AAA       06/15/10   6.650       4,099,650
---------------------------------------------------------------------------------------------------------------
    2,395   Metropolitan Pier & Exposition
              Authority-Illinois Dedicated State
              Tax-Pre-refunded-Series A-2002
              (FGIC Insured)                         Aaa           AAA       12/15/23   5.500       2,732,767
---------------------------------------------------------------------------------------------------------------
                                                                                                   39,636,364
---------------------------------------------------------------------------------------------------------------
INDIANA - 0.35%
    1,000   Indiana University Revenue- Student
            Fee-Series 0   (FGIC Insured)            Aaa           AAA       08/01/18   5.250       1,100,600
---------------------------------------------------------------------------------------------------------------
KENTUCKY - 2.69%
   33,035   Louisville & Jefferson County Visitors
              & Convention Commission-
              Capital Appreciation-
              SubSeries BB (Pre-refunded with
              U.S. Government Securities to
              01/02/2010 @ 30.98)                     NR           AAA       12/01/25  7.500  #     8,550,119
---------------------------------------------------------------------------------------------------------------
MAINE - 1.55%
    4,785   Maine Health & Higher Educational
              Facilities Authority Revenue-
              Series A (Escrowed to Maturity)
              (FSA Insured)                          Aaa           AAA       07/01/23   5.500       4,894,194
---------------------------------------------------------------------------------------------------------------
       30   Maine Health & Higher Educational
              Facilities Authority
              Revenue-Series B (Pre-refunded
              with U.S. Government Securities to
              07/01/04 @ 102) (FSA Insured)          Aaa           AAA       07/01/24   7.000          31,045
---------------------------------------------------------------------------------------------------------------
                                                                                                    4,925,239
---------------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 2.11%
    2,800   Massachusetts Water Pollution
              Abatement Trust MWRA
              Program-Series A                       Aaa           AAA       08/01/20   5.250       3,045,812
---------------------------------------------------------------------------------------------------------------
    3,390   Massachusetts Water Pollution
              Abatement Trust Pool Program
              Bonds-Series 8                         Aaa           AAA       08/01/17   5.000       3,668,014
---------------------------------------------------------------------------------------------------------------
                                                                                                    6,713,826
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
10

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
MICHIGAN - 3.76%
$  4,475    Eastern Michigan University
              Revenue-Series A (FGIC Insured)        Aaa           AAA       06/01/19   5.000%      $4,804,673
---------------------------------------------------------------------------------------------------------------
    2,880   Michigan Municipal Bond Authority
              Clean Water Revenue Fund               Aaa           AAA       10/01/19   5.250        3,159,792
---------------------------------------------------------------------------------------------------------------
    3,625   Michigan Municipal Bond Authority
              Clean Water Revenue Revolving
              Fund                                   Aaa           AAA       10/01/18   5.250        3,977,241
---------------------------------------------------------------------------------------------------------------
                                                                                                    11,941,706
---------------------------------------------------------------------------------------------------------------
MINNESOTA - 1.69%
    5,015   Minneapolis & St. Paul Metropolitan
              Airports Commission Airport
              Revenue-SubSeries A
              (MBIA Insured)                         Aaa           AAA       01/01/19   5.000        5,381,897
---------------------------------------------------------------------------------------------------------------
MISSOURI - 1.67%
    1,740   St. Louis Airport Revenue-Capital
              Improvement Project-Series A
              (MBIA Insured)                         Aaa           AAA       07/01/15   5.375        1,944,171
---------------------------------------------------------------------------------------------------------------
    2,035   St. Louis Airport Revenue-Capital
              Improvement Project-Series A
              (MBIA Insured)                         Aaa           AAA       07/01/16   5.375        2,260,051
---------------------------------------------------------------------------------------------------------------
    1,000   St. Louis Airport Revenue-Capital
              Improvement Project-Series A
              (MBIA Insured)                         Aaa           AAA       07/01/18   5.375        1,104,620
---------------------------------------------------------------------------------------------------------------
                                                                                                     5,308,842
---------------------------------------------------------------------------------------------------------------
NEVADA - 3.71%
    4,000   Washoe County Gas & Water
              Facilities Revenue-Sierra Pacific
              Power Co. Project-Series B
              (MBIA Insured)                         Aaa           AAA       06/01/23   5.900        4,092,760
---------------------------------------------------------------------------------------------------------------
    7,500   Washoe County Water Facilities
              Revenue-Sierra Pacific Power Co.
              Project-Series A (MBIA Insured)        Aaa           AAA       06/01/23   5.900        7,673,925
---------------------------------------------------------------------------------------------------------------
                                                                                                    11,766,685
---------------------------------------------------------------------------------------------------------------
NEW JERSEY - 1.64%
    5,000   Salem County Industrial Pollution
              Control Finance Authority
              Revenue-Public Service Electric &
              Gas-Series D (MBIA Insured)            Aaa           AAA       10/01/29   6.550        5,222,750
---------------------------------------------------------------------------------------------------------------
NEW MEXICO - 2.83%
    8,850   Gallup Pollution Control Revenue-
              Plains Electric Generation
              (MBIA Insured)                         Aaa           AAA       08/15/17   6.650        8,976,821
---------------------------------------------------------------------------------------------------------------
NEW YORK - 14.30%
    2,920   New York State Dormitory Authority
              Revenue-Columbia
              University-Series A                    Aaa           AAA       07/01/16   5.125        3,250,515
---------------------------------------------------------------------------------------------------------------
    3,000   New York State Dormitory Authority
              Revenue-Series B (FGIC Insured)        Aaa           AAA       11/15/29   5.250        3,372,330
---------------------------------------------------------------------------------------------------------------
    3,000   New York State Dormitory Authority
              Revenue-Sloan Kettering
              Center-Series 1 (MBIA Insured)         Aaa           AAA       07/01/16   5.000        3,271,050
---------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           11

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
NEW YORK - (CONCLUDED)
$  5,000    New York State Dormitory Authority
              Revenue-State University
              Educational Facilities-Series A
              (Pre-refunded with U.S.
              Government Securities to
              05/15/2012 @ 101) (FGIC Insured)       Aaa           AAA       05/15/27   5.000%      $5,676,150
---------------------------------------------------------------------------------------------------------------
    2,365   Hempstead Town-Various
              Purpose-Series A (MBIA Insured)        Aaa           AAA       02/01/14   5.000        2,664,173
---------------------------------------------------------------------------------------------------------------
    2,000   Long Island Power Authority Electric
              System Revenue-Series A
              (FSA Insured)                          Aaa           AAA       12/01/22   5.125        2,107,300
---------------------------------------------------------------------------------------------------------------
    5,000   Metropolitan Transportation
              Authority Revenue-Series A
              (AMBAC Insured)                        Aaa           AAA       11/15/16   5.500        5,670,850
---------------------------------------------------------------------------------------------------------------
    4,000   Metropolitan Transportation
              Authority Revenue-Series A
              (FGIC Insured)                         Aaa           AAA       11/15/17   5.000        4,356,720
---------------------------------------------------------------------------------------------------------------
    1,200   New York City General Obligation-
              Series F (MBIA-IBC Insured)            Aaa           AAA       08/01/12   5.750        1,404,228
---------------------------------------------------------------------------------------------------------------
   11,555   Triborough Bridge & Tunnel
              Authority Revenue-General
              Purpose-Series Y                       Aa3           AAA       01/01/12   6.000       13,645,299
---------------------------------------------------------------------------------------------------------------
                                                                                                    45,418,615
---------------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 6.90%
    3,505   Charlotte Certificates of
            Participation
              Refunding-Convention Facilities
              Project-Series A (MBIA Insured)        Aaa           AAA       08/01/12   5.000        3,917,468
---------------------------------------------------------------------------------------------------------------
   15,000   North Carolina Eastern Municipal
              Power Agency Power System
              Revenue-(AMBAC Insured)+               Aaa           AAA       01/01/18   6.000       17,989,350
---------------------------------------------------------------------------------------------------------------
                                                                                                    21,906,818
---------------------------------------------------------------------------------------------------------------
OHIO - 0.66%
    1,870   Ohio Water Development
              Authority- Pollution Control
              Facilities Revenue- Water Control
              Loan Fund-Water Quality Series
              (MBIA Insured)                         Aaa           AAA       06/01/13   5.500        2,098,234
---------------------------------------------------------------------------------------------------------------
PENNSYLVANIA - 2.00%
    1,000   Philadelphia General Obligation
            (FSA Insured)                            Aaa           AAA       03/15/13   5.250        1,117,390
---------------------------------------------------------------------------------------------------------------
    1,000   Philadelphia General Obligation
            (FSA Insured)                            Aaa           AAA       03/15/14   5.250        1,110,480
---------------------------------------------------------------------------------------------------------------
    3,750   Philadelphia School District-Series
              A (MBIA Insured)                       Aaa           AAA       04/01/16   5.250        4,116,225
---------------------------------------------------------------------------------------------------------------
                                                                                                     6,344,095
---------------------------------------------------------------------------------------------------------------
RHODE ISLAND - 6.25%
   10,000   Rhode Island Depositors Economic
              Protection Corp. Special
              Obligation- Series A (Escrowed to
              Maturity) (FSA Insured)                 NR           AAA       08/01/14   5.750       11,872,125
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
---------------------------------------------------------------------------------------------------------------
RHODE ISLAND - (CONCLUDED)
$  7,000    Rhode Island Depositors Economic
              Protection Corp. Special
              Obligation- Series B
              (Pre-refunded with U.S.
              Government Securities
              to 02/01/11 @ 100) (MBIA Insured)      Aaa           AAA      08/01/21     5.250%     $7,966,770
---------------------------------------------------------------------------------------------------------------
                                                                                                    19,838,895
---------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA - 3.21%
    2,625   Charleston County Hospital Facilities
              Revenue-Bon Secours Health
              System Project (Escrowed to
              Maturity) (FSA Insured)                Aaa           AAA      08/15/25     5.625       2,685,559
---------------------------------------------------------------------------------------------------------------
    5,650   Charleston South Carolina
              Waterworks & Sewer
              Revenue-Refunding (FSA-CR
              Insured)                                NR           AAA      01/01/11     5.000       6,365,007
---------------------------------------------------------------------------------------------------------------
    1,000   Myrtle Beach Water & Sewer
              Revenue System (FGIC Insured)          Aaa           AAA      03/01/15     5.375       1,129,440
---------------------------------------------------------------------------------------------------------------
                                                                                                    10,180,006
---------------------------------------------------------------------------------------------------------------
TEXAS - 20.45%
    2,000   Corpus Christi Utilities System
              Revenue-Refunding &
              Improvement (FSA Insured)              Aaa           AAA      07/15/17     5.250       2,205,620
---------------------------------------------------------------------------------------------------------------
    2,120   Frisco Certificates Obligation-
            Series A (FGIC Insured)                  Aaa           AAA      02/15/14     5.250       2,367,277
---------------------------------------------------------------------------------------------------------------
    3,000   Harris County Toll Road Sub-Lien
              (FGIC Insured)                         Aaa           AAA      08/01/09     6.000       3,505,920
---------------------------------------------------------------------------------------------------------------
    6,000   Houston Water & Sewer System
              Revenue-Junior Lien-Series A
              (FSA Insured)                          Aaa           AAA      12/01/15     5.500       6,753,240
---------------------------------------------------------------------------------------------------------------
    2,000   Irving Independent School District
              Refunding-Capital
              Appreciation-Series A
              (PSF-GTD Insured)                      Aaa           AAA      02/15/12     4.960#      1,490,180
---------------------------------------------------------------------------------------------------------------
    2,000   Jefferson County (FGIC Insured)          Aaa           AAA      08/01/20     5.250       2,162,320
---------------------------------------------------------------------------------------------------------------
   10,000   Lubbock Health Facilities
              Development Corp.-Hospital
              Revenue-Methodist
              Hospital-Series A (Pre-refunded
              with U.S. Government Securities to
              12/01/05 @ 100) (AMBAC Insured)        Aaa           AAA      12/01/22     5.900      10,757,500
---------------------------------------------------------------------------------------------------------------
    7,900   North Texas Turnpike Authority
              Dallas North Turnpike Systems
              Revenue- Series A
              (AMBAC Insured)                        Aaa           AAA      01/01/21     5.000       8,334,579
---------------------------------------------------------------------------------------------------------------
    4,115   San Antonio Electric & Gas
              Revenue-
              (Escrowed to Maturity)                 Aa1           AAA      02/01/19     5.650       4,833,438
---------------------------------------------------------------------------------------------------------------
    9,000   San Antonio Electric & Gas
              Revenue-Unrefunded (FSA-CR
              Insured)                               Aaa           AAA      02/01/12     5.000      10,062,630
---------------------------------------------------------------------------------------------------------------
      155   San Antonio Water Revenue
              (MBIA Insured)                         Aaa           AAA      05/15/16     6.000         174,605
---------------------------------------------------------------------------------------------------------------
      720   San Antonio Water Revenue
              (Pre-refunded with U.S.
              Government Securities to
              05/15/07 @ 100) (MBIA Insured)         Aaa           AAA      05/15/16     6.000         851,947
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           13

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS - (CONCLUDED)
---------------------------------------------------------------------------------------------------------------
TEXAS - (CONCLUDED)
 $  6,110   Texas A&M University Fund
              Refunded                               Aaa           NR       07/01/17    5.250%     $ 6,810,328
---------------------------------------------------------------------------------------------------------------
    4,170   Williamson County General
              Obligation (FSA Insured)               Aaa          AAA       02/15/17    5.500        4,645,713
---------------------------------------------------------------------------------------------------------------
                                                                                                    64,955,297
---------------------------------------------------------------------------------------------------------------
UTAH - 2.11%
    2,000   Utah Municipal Power System
              Revenue-Payson Power
              Project-Series A (FSA Insured)         Aaa          AAA       04/01/17    5.250        2,203,280
---------------------------------------------------------------------------------------------------------------
    2,085   Utah Municipal Power System
              Revenue-Payson Power
              Project-Series A (FSA Insured)         Aaa          AAA       04/01/18    5.000        2,236,413
---------------------------------------------------------------------------------------------------------------
    2,055   Utah Water Finance Agency
              Revenue-Pooled Loan Financing
              Program-Series C
              (AMBAC Insured)                        Aaa           NR       10/01/18    5.250        2,259,349
---------------------------------------------------------------------------------------------------------------
                                                                                                     6,699,042
---------------------------------------------------------------------------------------------------------------
WASHINGTON - 9.02%
    5,210   Washington State Public Power
              Supply Revenue
              Refunding-Systems Nuclear
              Project No. 2-Series A
              (MBIA Insured)                         Aaa          AAA       07/01/11   6.550  #      4,045,461
---------------------------------------------------------------------------------------------------------------
    2,220   Cowlitz County School
              District No. 458 Kelso                 Aaa           NR       12/01/15    5.750        2,561,791
---------------------------------------------------------------------------------------------------------------
    1,000   Cowlitz County School
              District No. 458 Kelso                 Aaa           NR       12/01/18    5.750        1,145,870
---------------------------------------------------------------------------------------------------------------
    2,000   Energy Northwest Electric
              Revenue- Columbia Generator
              Station-Series F (MBIA Insured)        Aaa          AAA       07/01/18    5.000        2,151,640
---------------------------------------------------------------------------------------------------------------
    2,175   Energy Northwest Electric
              Revenue- Project No. 1-Series A
              (MBIA Insured)                         Aaa          AAA       07/01/15    5.750        2,489,353
---------------------------------------------------------------------------------------------------------------
    2,000   King County School District No. 403
              Renton (FGIC Insured)                  Aaa          AAA       12/01/14    5.250        2,204,360
---------------------------------------------------------------------------------------------------------------
    5,000   Seattle Water Systems Revenue            Aaa          AAA       09/01/19    5.000        5,364,600
---------------------------------------------------------------------------------------------------------------
    3,625   Snohomish County School District
              No. 015 Edmonds (FGIC Insured)         Aaa          AAA       12/01/15    5.250        3,962,596
---------------------------------------------------------------------------------------------------------------
    4,315   Spokane County -Refunding
              -Series B (MBIA Insured)               Aaa          AAA       12/01/10    5.000        4,713,318
---------------------------------------------------------------------------------------------------------------
                                                                                                    28,638,989
---------------------------------------------------------------------------------------------------------------
WEST VIRGINIA - 3.20%
   10,000   Marshall County Pollution Control
              Revenue-Ohio Power
              Project-Series D (MBIA Insured)        Aaa          AAA       04/01/22    5.900       10,152,600
---------------------------------------------------------------------------------------------------------------
WISCONSIN - 2.54%
    6,215   Wisconsin State Clean Water
              Revenue-Refunding-Series 2
              (MBIA Insured)                         Aaa          AAA       06/01/07    5.000        6,813,691
 ---------------------------------------------------------------------------------------------------------------
   1,105   Ladysmith-Hawkins School District
              Refunding (FGIC Insured)               Aaa           NR       04/01/20    5.500        1,266,297
---------------------------------------------------------------------------------------------------------------
                                                                                                     8,079,988
---------------------------------------------------------------------------------------------------------------
Total Long-Term Municipal Bonds (cost-$440,605,190)                                                456,622,439
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
14

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004

 PRINCIPAL                                         MOODY'S        S&P
   AMOUNT                                          RATING        RATING     MATURITY  INTEREST
   (000)                                         (UNAUDITED)   (UNAUDITED)    DATES     RATES         VALUE
---------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES - 20.61%
---------------------------------------------------------------------------------------------------------------
ILLINOIS - 1.80%
$   5,700   Illinois Health Facilities Authority
              Revenue-Resurrection
              Health-Series A (FSA Insured)          VMIG-1        A-1      04/01/04   1.130%*     $5,700,000
---------------------------------------------------------------------------------------------------------------
MASSACHUSETTS - 4.84%
     2,980  Massachusetts State Health &
              Education Facilities Authority
              Revenue-Capital Asset
              Program-Series B (MBIA Insured)        VMIG-1        A-1+     04/01/04   1.100*       2,980,000
---------------------------------------------------------------------------------------------------------------
     3,800  Massachusetts State Health &
              Education Facilities Authority
              Revenue-Capital Asset
              Program-Series C (MBIA Insured)        VMIG-1        A-1+     04/01/04   1.100*       3,800,000
---------------------------------------------------------------------------------------------------------------
     8,600  Massachusetts State Health &
              Education Facilities Authority
              Revenue-Capital Assets
              Program-Series D (MBIA Insured)        VMIG-1         NR      04/01/04   1.080*       8,600,000
---------------------------------------------------------------------------------------------------------------
                                                                                                   15,380,000
---------------------------------------------------------------------------------------------------------------
MISSOURI - 0.66%
     2,100  Missouri Development Finance
              Board Cultural Facilities
              Revenue-Nelson Gallery
              Funding-Series B (MBIA Insured)        VMIG-1        A-1+     04/01/04   1.120*       2,100,000
---------------------------------------------------------------------------------------------------------------
NEW YORK - 9.16%
     2,420  New York City General Obligation-
              Series B-SubSeries B-3
              (MBIA Insured)                         VMIG-1        A-1      04/01/04   1.100*       2,420,000
---------------------------------------------------------------------------------------------------------------
     1,700  New York City General Obligation-
              Series B-SubSeries B-4
              (MBIA Insured)                         VMIG-1        A-1+     04/01/04   1.100*       1,700,000
---------------------------------------------------------------------------------------------------------------
     3,060  New York City General Obligation-
              Series B-SubSeries B-6
              (MBIA Insured)                         VMIG-1        A-1      04/01/04   1.060*       3,060,000
---------------------------------------------------------------------------------------------------------------
     5,300  New York City General Obligation-
              Series B-2-SubSeries B-5
              (MBIA Insured)                         VMIG1         A-1+     04/01/04   1.060*       5,300,000
---------------------------------------------------------------------------------------------------------------
       200  New York City General Obligation-
              Series H-SubSeries H-2
              (MBIA Insured)                         VMIG-1        A-1      04/01/04   1.060*         200,000
---------------------------------------------------------------------------------------------------------------
     2,500  New York City General Obligation-
              SubSeries A-6 (FSA Insured)            VMIG-1        A-1+     04/01/04   1.100*       2,500,000
---------------------------------------------------------------------------------------------------------------
    13,905  New York City Municipal Water
              Finance Authority Water & Sewer
              Systems Revenue-Series C
              (FGIC Insured)                         VMIG1         A-1+     04/01/04   1.100*      13,905,000
---------------------------------------------------------------------------------------------------------------
                                                                                                   29,085,000
---------------------------------------------------------------------------------------------------------------
TEXAS - 1.54%
     3,700  Harris County Health Facilities
              Development Corporate Hospital
              Revenue-Texas Childrens
              Hospital-Series B-1
              (MBIA Insured)                         VMIG-1        A-1+     04/01/04   1.130*       3,700,000
---------------------------------------------------------------------------------------------------------------
     1,200  Harris County Health Facilities
              Development Corporate Special
              Facilities Revenue-Texas Medical
              Center Project-Series B
              (FSA Insured)                          VMIG-1        A-1+     04/01/04   1.120*       1,200,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    4,900,000
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                           15

Insured Municipal Income Fund Inc.

Portfolio of Investments-March 31, 2004


PRINCIPAL                                          MOODY'S        S&P
 AMOUNT                                             RATING       RATING     MATURITY  INTEREST
  (000)                                          (UNAUDITED)  (UNAUDITED)     DATE      RATE        VALUE
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL NOTES - (CONCLUDED)
---------------------------------------------------------------------------------------------------------------
WASHINGTON - 2.61%
$   8,300   Washington State Health Care
              Facilities-Authority
              Revenue-Providence
              Services-Series A (MBIA Insured)      VMIG-1        A-1+      04/01/04   1.120%*   $   8,300,000
---------------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost-$65,465,000)                                                 65,465,000
---------------------------------------------------------------------------------------------------------------
Total Investments (cost-$506,070,190)-164.40%                                                      522,087,439
---------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities-1.73%                                                          5,480,946
---------------------------------------------------------------------------------------------------------------
Liquidation Value of Auction Preferred Shares (66.13%)                                            (210,000,000)
---------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders-100.00%                                             $ 317,568,385
===============================================================================================================

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of March 31, 2004.

# Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

+    Entire or partial amount pledged as collateral for futures transactions.

NR    -  Not Rated

AMBAC -  American Municipal Bond Assurance Corporation

CR    -  Custodial Receipts

FGIC  -  Financial Guaranty Insurance Company

FSA   -  Financial Security Assurance

GTD   -  Guaranteed

IBC   -  Insured Bond Certificate

MBIA  -  Municipal Bond Investors Assurance

PSF   -  Permanent School Fund


    NUMBER OF                                      IN          EXPIRATION      UNREALIZED
    CONTRACTS        CONTRACTS TO RECEIVE     EXCHANGE FOR        DATES       DEPRECIATION
------------------------------------------------------------------------------------------
FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                     U.S. Treasury Note
 100                   10 Year Futures       $11,428,125       June 2004      $ (112,500)
------------------------------------------------------------------------------------------
                     U.S. Treasury Bond
  70                   20 Year Futures         7,861,875       June 2004        (122,500)
------------------------------------------------------------------------------------------
                                                                              $ (235,000)
------------------------------------------------------------------------------------------

                See accompanying notes to financial statements

--------------------------------------------------------------------------------
16

Insured Municipal Income Fund Inc.

Statement of Assets and Liabilities - March 31, 2004


ASSETS:
Investments in securities, at value (cost-$506,070,190)                     $ 522,087,439
-----------------------------------------------------------------------------------------
Cash                                                                               27,658
-----------------------------------------------------------------------------------------
Interest receivable                                                             6,000,423
-----------------------------------------------------------------------------------------
Other assets                                                                       46,683
-----------------------------------------------------------------------------------------
Total assets                                                                  528,162,203
-----------------------------------------------------------------------------------------
LIABILITIES:
Payable to investment advisor and administrator                                   315,978
-----------------------------------------------------------------------------------------
Payable for variation margin                                                      104,375
-----------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                                19,169
-----------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                            154,296
-----------------------------------------------------------------------------------------
Total liabilities                                                                 593,818
-----------------------------------------------------------------------------------------
Auction Preferred Shares Series A, B, C, D, E & F-4,200 non-participating shares authorized, issued and outstanding; $0.001 par value; $50,000
  liquidation value per share                                                 210,000,000
-----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $ 317,568,385
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock-$0.001 par value; 199,997,000 shares authorized;
  20,628,363 shares issued and outstanding                                    301,976,191
-----------------------------------------------------------------------------------------
Undistributed net investment income                                             1,619,771
-----------------------------------------------------------------------------------------
Accumulated net realized loss from investment
  activities and futures                                                       (1,809,826)
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                         15,782,249
-----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                $ 317,568,385
-----------------------------------------------------------------------------------------
Net asset value per common share ($317,568,385 applicable to 20,628,363
  common shares outstanding)                                                $       15.39
=========================================================================================

                 See accompanying notes to financial statements
                                                                           17

Insured Municipal Income Fund

Statement of Operations


                                                                         For the Year
                                                                             Ended
                                                                           March 31,
                                                                              2004
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                 $ 21,592,079
--------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                 4,401,170
--------------------------------------------------------------------------------------
Auction Preferred Shares expenses                                             348,313
--------------------------------------------------------------------------------------
Custody and accounting                                                        280,411
--------------------------------------------------------------------------------------
Professional fees                                                              69,753
--------------------------------------------------------------------------------------
Reports and notices to shareholders                                            49,439
--------------------------------------------------------------------------------------
Directors' fees                                                                 8,168
--------------------------------------------------------------------------------------
Transfer agency fees                                                            7,423
--------------------------------------------------------------------------------------
Other expenses                                                                 10,460
--------------------------------------------------------------------------------------
                                                                            5,175,137
--------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator                  (867,058)
--------------------------------------------------------------------------------------
Net expenses                                                                4,308,079
--------------------------------------------------------------------------------------
Net investment income                                                      17,284,000
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS (LOSSES) FROM:
  Investments                                                               9,123,711
--------------------------------------------------------------------------------------
  Futures                                                                    (256,606)
--------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF:
  Investments                                                              (8,581,660)
--------------------------------------------------------------------------------------
  Futures                                                                    (235,000)
--------------------------------------------------------------------------------------
Net realized and unrealized gains from investment activities                   50,445
--------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO AUCTION PREFERRED SHAREHOLDERS
  FROM:
  Net investment income                                                    (1,410,363)
--------------------------------------------------------------------------------------
  Net realized gain from investment activties                                (335,308)
--------------------------------------------------------------------------------------
Total dividends and distributions to auction preferred shareholders        (1,745,671)
--------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders
  resulting from operations                                              $ 15,588,774
--------------------------------------------------------------------------------------

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
18

Insured Municipal Income Fund Inc.

Statement of Changes in Net Assets Applicable to Common Shareholders

                                                                 For the Years Ended
                                                                      March 31,
                                                         -----------------------------------
                                                                 2004              2003
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                     $  17,284,000     $  20,080,569
--------------------------------------------------------------------------------------------
Net realized gains from investment activities and
  futures                                                     8,867,105         6,118,115
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                    (8,816,660)        5,616,365
--------------------------------------------------------------------------------------------
COMMON SHARE EQUIVALENT OF DIVIDEND AND
DISTRIBUTIONS TO AUCTION PREFERRED SHAREHOLDERS
FROM:
Net investment income                                        (1,410,363)       (1,978,974)
--------------------------------------------------------------------------------------------
Net realized gains from investment activities                  (335,308)                -
--------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
  preferred shareholders                                     (1,745,671)       (1,978,974)
--------------------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations                      15,588,774        29,836,075
--------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                       (17,327,825)      (17,327,825)
--------------------------------------------------------------------------------------------
Net realized gains on investment activities                  (5,029,195)                -
--------------------------------------------------------------------------------------------
Total dividends and distributions to common
  shareholders                                              (22,357,020)      (17,327,825)
--------------------------------------------------------------------------------------------
Auction Preferred Shares offering costs and sales load         (723,487)                -
Net increase (decrease) in net asset applicable to
  common shareholders                                        (7,491,733)        12,508,250
--------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of year                                            325,060,118       312,551,868
--------------------------------------------------------------------------------------------
End of year (including undistributed net investment
  income of $1,619,771 and $3,342,323, respectively)       $ 317,568,385     $ 325,060,118
============================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           19

Insured Municipal Income Fund Inc.

Notes to Financial Statements


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Insured Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on February 18, 1993, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on


--------------------------------------------------------------------------------
20

Insured Municipal Income Fund Inc.


Notes to Financial Statements

an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DERIVATIVES--The Fund may use options (both exchange traded and OTC) to attempt to enhance income (which would be taxable income) and also may attempt to "hedge" or manage the overall risk of its investments by using options, futures contracts and interest rate protection transactions. The Fund may use derivatives as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund's costs associated with the dividend payments on preferred stock and auction preferred stock of the Fund.

Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, credit risk and leverage risk. They also involve the risk of improper valuation and imperfect correlations with the underlying asset rate index.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.


INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of


--------------------------------------------------------------------------------
                                                                           21

Insured Municipal Income Fund Inc.

Notes to Financial Statements


the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. UBS Global AM has agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee is 0.70% of average weekly net assets. The waiver will continue indefinitely unless the Board agrees to a change. At March 31, 2004, the Fund owed UBS Global AM $315,978 representing $405,741 for investment advisory and administration fees less fee waivers of $89,763. For the year ended March 31, 2004, UBS Global AM waived $867,058 in investment advisory and administration fees from the Fund.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of Auction Preferred Shares Series A, 800 shares of Auction Preferred Shares Series B, 800 shares of Auction Preferred Shares Series C, 600 shares of Auction Preferred Shares Series D, 600 shares of Auction Preferred Shares Series E and 600 shares of Auction Preferred Shares Series F which are referred to herein collectively as the "APS." (Auction Preferred Shares Series E and Auction Preferred Shares Series F were issued on December 22, 2003). All shares of each series of APS have liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for all APS Series. Dividend rates ranged from 0.65% to 2.25% for the year ended March 31, 2004.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.


--------------------------------------------------------------------------------
22

Insured Municipal Income Fund Inc.

Notes to Financial Statements


Offering costs of $123,487 and sales load of $600,000 were charged to paid-in-capital of the Fund in connection with the offering of Auction Preferred Shares during the year ended March 31, 2004.

FEDERAL TAX STATUS

For federal income tax purposes, at March 31, 2004, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (from investments having an excess value over cost)        $14,172,807
-----------------------------------------------------------------------------------------
Gross depreciation (from investments having an excess of cost over value)      (1,247,738)
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                        $12,925,069
=========================================================================================

For the year ended March 31, 2004, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $277,065,701 and $166,703,900, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal years ended March 31, 2004 and March 31, 2003 were as follows:

DISTRIBUTIONS PAID FROM:             2004             2003
------------------------------------------------------------
Tax-exempt income               $18,738,188      $19,306,799
------------------------------------------------------------
Net long-term capital gains       5,364,503                -
------------------------------------------------------------
Total distributions paid        $24,102,691      $19,306,799
============================================================

At March 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed tax-exempt income                        $ 1,073,960
------------------------------------------------------------------
Undistributed long-term capital gains                    1,612,334
------------------------------------------------------------------
Accumulated capital and other losses                             -
------------------------------------------------------------------
Unrealized appreciation of investments and futures      12,925,069
------------------------------------------------------------------
Total accumulated earnings                             $15,611,363
==================================================================

The differences between book-basis and tax-basis unrealized appreciation of investments and futures is attributable to the realization for tax purposes of unrealized gains/losses on certain securities that were marked-to-market and premium amortization adjustments.


--------------------------------------------------------------------------------
                                                                           23

Insured Municipal Income Fund Inc.

Notes to Financial Statements


To reflect reclassifications arising from permanent "book/tax" differences for the year ended March 31, 2004, the Fund's undistributed net investment income was decreased by $268,364 and accumulated net realized loss from investments and futures was decreased by $268,364.











--------------------------------------------------------------------------------
24

Insured Municipal Income Fund Inc.

Financial Highlights


Selected data for a share of common stock outstanding throughout each year is presented below:

                                                                 FOR THE YEARS ENDED MARCH 31,
                                              -----------------------------------------------------------------
                                                  2004         2003          2002          2001         2000
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $  15.76      $ 15.15       $ 15.30       $ 14.54      $ 15.58
---------------------------------------------------------------------------------------------------------------
Net investment income                              0.84         0.97          1.01          1.04         1.04
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gains (losses) from investment activities        0.00*        0.58         (0.26)         0.79        (1.05)
---------------------------------------------------------------------------------------------------------------
Common share equivalent of dividends
  and distributions paid to auction
  preferred shareholders from:
---------------------------------------------------------------------------------------------------------------
 Net investment income                            (0.07)       (0.10)        (0.17)        (0.31)       (0.26)
---------------------------------------------------------------------------------------------------------------
 Net realized gains from investment
  activities                                      (0.02)           -             -             -           -
---------------------------------------------------------------------------------------------------------------
Total dividends and distributions paid to
  auction preferred shareholders                  (0.09)       (0.10)        (0.17)        (0.31)       (0.26)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment
  operations                                       0.75         1.45          0.58          1.52        (0.27)
---------------------------------------------------------------------------------------------------------------
Dividends paid to common shareholders
  from net investment income                      (0.84)       (0.84)        (0.73)        (0.76)       (0.77)
---------------------------------------------------------------------------------------------------------------
Distributions from net realized gains
  from investment activities                      (0.24)           -             -             -            -
---------------------------------------------------------------------------------------------------------------
Auction Preferred Shares offering costs
  and sales load                                  (0.04)           -             -             -            -
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                    $ 15.39      $ 15.76       $ 15.15       $ 15.30      $ 14.54
---------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF YEAR                       $ 14.48      $ 13.98       $ 13.42       $ 13.11      $ 12.00
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)                        11.75%       10.61%         8.04%        16.02%      (10.49)%
---------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS
  ATTRIBUTABLE TO COMMON SHARES:

Total expenses, net of waivers from advisor        1.35%        1.41%         1.42%         1.44%        1.44%
---------------------------------------------------------------------------------------------------------------
Total expenses, before waivers from
  advisor                                          1.62%        1.60%         1.61%         1.63%        1.63%
---------------------------------------------------------------------------------------------------------------
Net investment income before
  auction preferred shares dividends               5.42%        6.23%         6.57%         7.00%        7.05%
---------------------------------------------------------------------------------------------------------------
Auction preferred shares dividends                 0.44%        0.61%         1.11%         2.10%        1.75%
---------------------------------------------------------------------------------------------------------------
Net investment income available to
  common shareholders, net of
  waivers from advisor                             4.98%        5.62%         5.46%         4.90%        5.30%
---------------------------------------------------------------------------------------------------------------
Net investment income available to
  common shareholders, before
  waivers from advisor                             4.71%        5.43%         5.27%         4.71%        5.11%
---------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:

Net assets applicable to common
  shareholders, end of year (000's)            $ 317,568     $325,060     $ 312,552     $ 315,568     $299,876
---------------------------------------------------------------------------------------------------------------
Portfolio turnover                                    37%         24%           14%            2%           8%
---------------------------------------------------------------------------------------------------------------
Asset coverage per share of auction
  preferred shares, end of year                $ 125,612     $158,353     $ 154,184     $ 155,189     $149,959
===============================================================================================================

(1) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each year reported and a sale at the current market price on the last day of each year reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan.

*    Represents less than $0.005.

--------------------------------------------------------------------------------
                                                                           25

Insured Municipal Income Fund Inc.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors and Shareholders
Insured Municipal Income Fund Inc.

We have audited the accompanying statement of assets and liabilities of Insured Municipal Income Fund Inc. (the "Fund"), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of March 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Insured Municipal Income Fund Inc. at March 31, 2004, the results of its operations for the year then ended, the changes in its net assets applicable to common shareholders for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.



                                                      /s/ Ernst & Young LLP

New York, New York
April 30, 2004

--------------------------------------------------------------------------------
26

Insured Municipal Income Fund Inc.

General Information (unaudited)


THE FUND

Insured Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE").The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had approximately $53.1 billion in assets under management as of April 30, 2004.

INVESTMENT POLICY CHANGE

In July 2003, the Fund's Board approved a change in investment policy. The Fund may now invest in securities whose maturities are less than 10 years at the time of purchase. Prior to this change, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647 1568 or online on the Fund's Web site www.ubs.com/ubsglobalam-proxy.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PIF." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash.Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan.The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.


--------------------------------------------------------------------------------
                                                                           27

Insured Municipal Income Fund Inc.

General Information (unaudited) (concluded)


DIVIDEND REINVESTMENT PLAN (CONCLUDED)

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------
28

                 (This page has been left blank intentionally.)






















--------------------------------------------------------------------------------
                                                                           29

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


BOARD OF DIRECTORS & OFFICERS

The Fund is governed by a Board of Directors which oversees the Fund's operations. Each Director serves until the next annual meeting of shareholders or until his or her sucessor is elected and qualified or until he or she resigns or is otherwise removed. Officers are appointed by the Directors and serve at the pleasure of the Board. The table below shows, for each Director and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Director and Officer of the Fund, the Director's or Officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the Director or for which a person served as an Officer, and other directorships held by the Director.


INTERESTED DIRECTOR

                                                 Term of
                                                Office+ and
        Name, Address,       Position(s) Held    Length of         Principal Occupation(s)
          and Age                with Fund      Time Served          During Past 5 Years
---------------------------------------------------------------------------------------------------
 Margo N. Alexander*++;     Director           Since 1995    Mrs. Alexander is retired. She was
 57                                                          an executive vice president of UBS
                                                             Financial Services Inc. (March 1984
                                                             to December 2002). She was chief
                                                             executive officer (from January
                                                             1995 to October 2000), a director
                                                             (from January 1995 to
                                                             September 2001) and chairman
                                                             (from March 1999 to
                                                             September 2001) of UBS Global
                                                             AM (formerly known as Mitchell
                                                             Hutchins Asset Management Inc.).


--------------------------------------------------------------------------------
30

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)





                   Number of
              Portfolios in Fund Complex          Other Directorships
             Overseen by Director                  Held by Director
--------------------------------------------------------------------------------
  Mrs. Alexander is a director or trustee of     None
  16 investment companies (consisting of 35
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                           31

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS


                                                 Term of
                                                Office+ and
        Name, Address,       Position(s) Held    Length of         Principal Occupation(s)
          and Age                with Fund      Time Served          During Past 5 Years
-------------------------------------------------------------------------------------------------
 Richard Q. Armstrong; 68   Director           Since 1995    Mr. Armstrong is chairman and
 c/o Willkie, Farr &                                         principal of R.Q.A. Enterprises
 Gallagher LLP                                               (management consulting firm)
 787 Seventh Avenue                                          (since April 1991 and principal
 New York, N.Y.                                              occupation since March 1995).
 10019-6099

 David J. Beaubien; 69      Director           Since 2001    Mr. Beaubien is retired (since
 84 Doane Road                                               2003). He was chairman of
 Ware, MA 01082                                              Yankee Environmental Systems,
                                                             Inc., a manufacturer of
                                                             meteorological measuring systems
                                                             (since 1991).

 Richard R. Burt; 57        Director           Since 1995    Mr. Burt is chairman of Diligence
 1275 Pennsylvania Ave.,                                     LLC (international information and
 N.W.                                                        security firm) and IEP Advisors
 Washington, D.C. 20004                                      (international investments and
                                                             consulting firm).




 Meyer Feldberg; 62         Director           Since 1993    Mr. Feldberg is Dean and Professor
 Columbia University                                         of Management of the Graduate
 101 Uris Hall                                               School of Business, Columbia
 New York, New York                                          University (since 1989).
 10027


--------------------------------------------------------------------------------
32

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)



                    Number of
               Portfolios in Fund Complex                  Other Directorships
                   Overseen by Director                      Held by Director
------------------------------------------------------------------------------------------
  Mr. Armstrong is a director or trustee of 16     None
  investment companies (consisting of 35
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.

  Mr. Beaubien is a director or trustee of 16      Mr. Beaubien is also a director of
  investment companies (consisting of 35           IEC Electronics, Inc., a
  portfolios) for which UBS Global AM or           manufacturer of electronic
  one of its affiliates serves as investment       assemblies.
  advisor, sub-advisor or manager.

  Mr. Burt is a director or trustee of 16          Mr. Burt is also a director of
  investment companies (consisting of 35           Hollinger International Inc.
  portfolios) for which UBS Global AM or           (publishing), HCL Technologies,
  one of its affiliates serves as investment       Ltd (software and information
  advisor, sub-advisor or manager.                 technologies), The Central
                                                   European Fund, Inc., The
                                                   Germany Fund, Inc., IGT, Inc.
                                                   (provides technology to gaming
                                                   and wagering industry) and
                                                   chairman of Weirton Steel Corp.
                                                   (makes and finishes steel
                                                   products). He is also a director or
                                                   trustee of funds in the Scudder
                                                   Mutual Funds Family (consisting
                                                   of 47 portfolios).

  Dean Feldberg is a director or trustee of 30     Dean Feldberg is also a director
  investment companies (consisting of 49           of Primedia Inc. (publishing),
  portfolios) for which UBS Global AM or           Federated Department Stores,
  one of its affiliates serves as investment       Inc. (operator of department
  advisor, sub-advisor or manager.                 stores), Revlon, Inc. (cosmetics),
                                                   Select Medical Inc. (healthcare
                                                   services) and SAPPI, Ltd.
                                                   (producer of paper).


--------------------------------------------------------------------------------
                                                                           33

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


INDEPENDENT DIRECTORS (CONCLUDED)


                                              Term of
                                             Office+ and
     Name, Address,       Position(s) Held    Length of       Principal Occupation(s)
         and Age              with Fund      Time Served        During Past 5 Years
-------------------------------------------------------------------------------------------
 Carl W. Schafer; 68     Director           Since 1996    Mr. Schafer is president of the
 66 Witherspoon Street                                    Atlantic Foundation (charitable
 #1100                                                    foundation) (since 1990).
 Princeton, NJ 08542

 William D. White; 70    Director           Since 2001    Mr. White is retired (since
 P.O. Box 199                                             1994).
 Upper Black Eddy, PA
 18972



--------------------------------------------------------------------------------
34

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)




                   Number of
              Portfolios in Fund Complex                     Other Directorships
             Overseen by Director                              Held by Director
----------------------------------------------------------------------------------------------
  Mr. Schafer is a director or trustee of 16     Mr. Schafer is also a director of Labor
  investment companies (consisting of 35         Ready, Inc. (temporary employment),
  portfolios) for which UBS Global AM or         Guardian Life Insurance Company Mutual
  one of its affiliates serves as investment     Funds (consisting of 25 portfolios), the
  advisor, sub-advisor or manager.               Harding, Loevner Funds (consisting of
                                                 three portfolios), E.I.I. Realty Securities
                                                 Trust (investment company) and Frontier
                                                 Oil Corporation.

  Mr. White is a director or trustee of 16       None
  investment companies (consisting of 35
  portfolios) for which UBS Global AM or
  one of its affiliates serves as investment
  advisor, sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                           35

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS


                                                                 Principal Occupation(s)
                                             Term of               During Past 5 Years;
                                            Office+ and          Number of Portfolios in
      Name, Address,     Position(s) Held    Length of        Fund Complex for which person
        and Age              with Fund      Time Served             serves as Officer
---------------------------------------------------------------------------------------------------
 W. Douglas Beck*; 37   Vice President     Since 2003     Mr. Beck is an executive director
                                                          and head of mutual fund product
                                                          management of UBS Global AM
                                                          (since 2002). From March 1998 to
                                                          November 2002, he held various
                                                          positions at Merrill Lynch, the most
                                                          recent being first vice president and
                                                          co-manager of the managed
                                                          solutions group. Mr. Beck is vice
                                                          president of 19 investment
                                                          companies (consisting of 76
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

 Thomas Disbrow*; 38    Vice President     Since 2000     Mr. Disbrow is a director and a
                        and Assistant                     senior manager of the mutual fund
                        Treasurer                         finance department of UBS Global
                                                          AM. Prior to November 1999, he
                                                          was a vice president of
                                                          Zweig/Glaser Advisers. Mr. Disbrow
                                                          is a vice president and assistant
                                                          treasurer of 16 investment
                                                          companies (consisting of 35
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.

 Amy R. Doberman*;      Vice President     Since 2000     Ms. Doberman is a managing
 42                     and Secretary                     director and general counsel of UBS
                                                          Global AM. From December 1997
                                                          through July 2000, she was general
                                                          counsel of Aeltus Investment
                                                          Management, Inc. Ms. Doberman
                                                          is vice president and assistant
                                                          secretary of five investment
                                                          companies (consisting of 44
                                                          portfolios) and vice president and
                                                          secretary of 16 investment
                                                          companies (consisting of 35
                                                          portfolios) for which UBS Global
                                                          AM or one of its affiliates serves as
                                                          investment advisor, sub-advisor or
                                                          manager.


--------------------------------------------------------------------------------
36

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


OFFICERS (CONTINUED)


                                                                    Principal Occupation(s)
                                                Term of               During Past 5 Years;
                                               Office+ and          Number of Portfolios in
       Name, Address,       Position(s) Held    Length of        Fund Complex for which person
          and Age               with Fund      Time Served             serves as Officer
-----------------------------------------------------------------------------------------------------
 Elbridge T. Gerry III*;   Vice President     Since 1996     Mr. Gerry is a managing director -
 47                                                          fixed income of UBS Global AM.
                                                             Mr. Gerry is a vice president of six
                                                             investment companies (consisting
                                                             of 12 portfolios) for which UBS
                                                             Global AM or one of its affiliates
                                                             serves as investment advisor,
                                                             sub-advisor or manager.

David M. Goldenberg*;     Vice President     Since 2002     Mr. Goldenberg is an executive
 37                        and Assistant                     director and deputy general
                           Secretary                         counsel of UBS Global AM. From
                                                             2000 to 2002 he was director, legal
                                                             affairs at Lazard Asset
                                                             Management. Mr. Goldenberg
                                                             served in various capacities,
                                                             including most recently as global
                                                             director of compliance for SSB Citi
                                                             Asset Management Group from
                                                             1996 to 2000. Mr. Goldenberg is a
                                                             vice president and secretary of five
                                                             investment companies (consisting
                                                             of 44 portfolios) and a vice
                                                             president and assistant secretary of
                                                             16 investment companies
                                                             (consisting of 35 portfolios) for
                                                             which UBS Global AM or one of its
                                                             affiliates serves as investment
                                                             advisor, sub-advisor or manager.

 Paul H. Schubert*; 41     Vice President     Since 1994     Mr. Schubert is an executive
                           and Treasurer                     director and head of the mutual
                                                             fund services of UBS Global AM.
                                                             Mr. Schubert is treasurer and
                                                             principal accounting officer of
                                                             three investment companies
                                                             (consisting of 41 portfolios), a vice
                                                             president and treasurer of 17
                                                             investment companies (consisting
                                                             of 36 portfolios), and treasurer and
                                                             chief financial officer of one
                                                             investment company (consisting of
                                                             two portfolios) for which UBS
                                                             Global AM or one of its affiliates
                                                             serves as investment advisor,
                                                             sub-advisor or manager.


--------------------------------------------------------------------------------
                                                                           37

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)

OFFICERS (CONCLUDED)


                                                                  Principal Occupation(s)
                                              Term of               During Past 5 Years;
                                             Office+ and          Number of Portfolios in
      Name, Address,      Position(s) Held    Length of        Fund Complex for which person
         and Age              with Fund      Time Served             serves as Officer
---------------------------------------------------------------------------------------------------
 Joseph A. Varnas*; 36   President          Since 2003     Mr. Varnas is a managing director
                                                           (since March 2003), global head of
                                                           information technology and
                                                           operations (since March 2004) and
                                                           head of product management-
                                                           Americas (since November 2002) of
                                                           UBS Global AM. He was head of
                                                           technology of UBS Global AM from
                                                           November 2002 to March 2004.
                                                           From 2000 to 2001, he was
                                                           manager of product development
                                                           in Investment Consulting Services
                                                           at UBS Financial Services Inc. Mr.
                                                           Varnas was a senior analyst in the
                                                           Global Securities Research and
                                                           Economics Group at Merrill Lynch
                                                           from 1995 to 1999. Mr. Varnas is
                                                           president of 20 investment
                                                           companies (consisting of 77
                                                           portfolios) for which UBS Global
                                                           AM or one of its affiliates serves as
                                                           investment advisor, sub-advisor or
                                                           manager.

 William Veronda*; 58    Vice President     Since 2004     Mr. Veronda is an executive
                                                           director - fixed income of UBS
                                                           Global AM (since 1995).
                                                           Mr. Veronda is a vice president of
                                                           two investment companies
                                                           (consisting of two portfolios) for
                                                           which UBS Global AM or one of its
                                                           affiliates serves as investment
                                                           advisor, sub-advisor or manager.

--------------------------------------------------------------------------------
38

Insured Municipal Income Fund Inc.

Supplemental Information (unaudited)


 Keith A. Weller*; 42   Vice President  Since 1995   Mr. Weller is a director and senior
                        and Assistant                associate general counsel of UBS
                        Secretary                    Global AM. Mr. Weller is a vice
                                                     president and assistant secretary of
                                                     16 investment companies
                                                     (consisting of 35 portfolios) for
                                                     which UBS Global AM or one of its
                                                     affiliates serves as investment
                                                     advisor, sub-advisor or manager.

------------------
+ Each Director holds office until he or she resigns or is otherwise removed. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. Officers of the Fund are appointed by the Directors and serve at the pleasure of the Board.

++ Mrs. Alexander is an "interested person" of the Fund as defined in the Investment Company Act by virtue of her present or former positions with UBS Global AM and/or its affiliates.

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

--------------------------------------------------------------------------------
                                                                           39

                 (This page has been left blank intentionally.)














--------------------------------------------------------------------------------
                                                                           40

DIRECTORS

Margo N. Alexander                  Meyer Feldberg

Richard Q. Armstrong                Carl W. Schafer

David J. Beaubien                   William D. White

Richard R. Burt


PRINCIPAL OFFICERS

Joseph A. Varnas                  Elbridge T. Gerry III
President                         Vice President

Amy R. Doberman                   W. Douglas Beck
Vice President and Secretary      Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


(copyright) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                ----------------
[UBS LOGO]                                                          Presorted
                                                                     Standard
      UBS Global Asset Management (US) Inc.                         US Postage
      51 West 52nd Street                                              PAID
      New York, NY 10019                                          Smithtown, NY
                                                                    Permit 700
                                                                ----------------

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that the following persons serving on the registrant's Audit and Contract Review Committee are "audit committee financial experts" as defined in item 3 of Form N-CSR: Richard Q. Armstrong and Carl W. Schafer. Each of Mr. Armstrong and Mr. Schafer is independent as defined in item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)  Audit Fees:
              For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant are shown in the table below:

                                                             2004          2003
                                                             ----          ----
              Insured Municipal Income Fund Inc.           $44,650       $30,700

              Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years (e.g., review of portions of 2003 Form N-SAR filing) and registration statement consents.

         (b)  Audit-Related Fees:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, are shown in the table below:

                                                             2004*        2003*
                                                             -----        -----
              Insured Municipal Income Fund Inc.           $15,618       $24,175

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the audit-related category are those associated with (1) the reading and providing of comments on the 2003 semiannual financial statements, (2) review of portions of the registrant's semiannual 2003 Form N-SAR filing, (3) review of the consolidated profitability of UBS Global Asset Management (US) Inc. ("UBS Global AM") to assist the directors in their annual advisory/administration contract and service/distribution plan reviews for calendar year 2003 and 2002 and (4) auction preferred shares testing for the registrant's fiscal year ended 2004 and 2003.

              There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (c)  Tax Fees:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant is shown in the table below:

                                                             2004*        2003*
                                                             -----        -----
              Insured Municipal Income Fund Inc.            $8,300      $10,590

              * Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

              There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

         (d)  All Other Fees:

              In each of the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant is shown in the table below:

                                                           2004           2003
                                                           ----           ----
              Insured Municipal Income Fund Inc.            $0             $0

              Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the Funds.

              There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

     (e) (1)  Audit Committee Pre-Approval Policies and Procedures:

              The registrant's Audit and Contract Review Committee ("audit committee") has adopted an "Audit and Contract Review Committee Charter (Amended and Restated as of February 11, 2004)" (the "charter"). The charter contains the audit committee's pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

                   The [audit ]Committee shall:

                           ...

              2. Pre-approve (a) all audit and permissible non-audit services(2) to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to UBS Global [Asset Management (US) Inc. ("UBS Global")] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global or any Covered Service Providers by the Fund's independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee's meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than UBS Global or the Fund's officers).

                   ---------------
                   (2) The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include:
                        (i) bookkeeping or other services related to the accounting records or financial statements of the Fund;
                        (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources;
                        (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

                        Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global and any service providers controlling, controlled by or under common control with UBS Global that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

     (e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

              Audit-Related Fees:

              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              Tax Fees:
              --------
              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              All Other Fees:

              There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

              There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant. This includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

         (f) According to E&Y, for the fiscal year ended March 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y is as follows:

                                                         2004
                                                         ----
              Insured Municipal Income Fund Inc.           0%

         (g) For the fiscal years ended March 31, 2004 and March 31, 2003, the aggregate fees billed by E&Y of $3,193,093 and $2,839,418, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                            2004          2003
                                                            ----          ----
              Covered Services                             $23,918       $34,765
              Non-Covered Services                       3,169,175     2,804,653

         (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 6.  [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant's Board of Directors believes that the voting of proxies on securities held by the registrant is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to the registrant's advisor. Following is a summary of the proxy voting policy of the advisor.

CORPORATE GOVERNANCE PHILOSOPHY, VOTING GUIDELINES AND POLICY SUMMARY

The proxy voting policy of UBS Global AM is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM's proxy voting policy.

When UBS Global AM's view of a company's management is favorable, UBS Global AM generally supports current management initiatives. When UBS Global AM's view is that changes to the management structure would probably increase shareholder value, UBS Global AM may not support existing management proposals. In general, UBS Global AM (1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and
(5) believes that appropriate steps should be taken to ensure the independence of auditors.

UBS Global AM has implemented procedures designed to identify whether it has a conflict of interests in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing our proxy votes. Whenever UBS Global AM is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10.  CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

    (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11.  EXHIBITS.
--------  ---------

    (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is attached hereto as Exhibit EX-99.CODE ETH.

    (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

    (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Insured Municipal Income Fund Inc.

By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: June 9, 2004
      ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Joseph A. Varnas
      --------------------
      Joseph A. Varnas
      President

Date: June 9, 2004

By:   /s/ Paul H. Schubert
      --------------------
      Paul H. Schubert
      Treasurer

Date: June 9, 2004
      ------------